Segment Information	6 Months Ended
Sep. 30, 2017
Segment Information
22.	Segment Information

Financial information about the operating segments reported below is that which is available by segment and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Loan, leasing and fee business
Maintenance Leasing	:	Automobile leasing and rentals, car-sharing, and test and measurement instruments and IT-related equipment rentals and leasing
Real Estate	:	Real estate development and rental, facility operation, REIT asset management, and real estate investment and advisory services
Investment and Operation	:	Environment and energy, principal investment, loan servicing (asset recovery), and concession
Retail	:	Life insurance, banking and card loan
Overseas Business	:	Leasing, loan, bond investment, asset management and aircraft and ship-related operations

Financial information of the segments for the six months ended September 30, 2016 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥51,995	¥134,820	¥104,084	¥539,042	¥151,095	¥240,643	¥ 1,221,679
Segment profits	19,874	19,655	35,447	52,041	35,507	51,510	214,034

Financial information of the segments for the six months ended September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥53,983	¥137,048	¥95,755	¥774,421	¥219,505	¥238,641	¥ 1,519,353
Segment profits	22,049	20,438	43,991	38,927	42,950	81,397	249,752

Financial information of the segments for the three months ended September 30, 2016 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥27,005	¥67,621	¥46,746	¥281,040	¥97,089	¥114,822	¥ 634,323
Segment profits	11,380	9,763	11,844	21,086	22,975	21,644	98,692

Financial information of the segments for the three months ended September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥28,566	¥68,760	¥49,235	¥351,894	¥106,908	¥122,815	¥ 728,178
Segment profits	11,824	10,544	11,158	22,270	20,936	38,527	115,259
Segment assets information as of March 31, 2017 and September 30, 2017 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2017	¥1,032,152	¥752,513	¥657,701	¥768,675	¥3,291,631	¥2,454,200	¥8,956,872
September 30, 2017	1,001,476	782,512	628,885	863,640	3,209,131	2,630,516	9,116,160

The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, and the consolidation of certain variable interest entities (VIEs). Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax basis. Additionally, net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses (per-tax) attributable to ORIX Corporation Shareholders. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities, write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense, net) are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for investment in operating leases (included in other assets), advances for investment in property under facility operations (included in other assets) and goodwill and other intangible assets recognized as a result of business combination (included in other assets) and servicing assets (included in other assets). This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated, for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Segment revenues:
Total revenues for segments	¥1,221,679	¥1,519,353
Revenues related to corporate assets	6,967	6,949
Revenues related to assets of certain VIEs	2,231	1,838
Revenues from inter-segment transactions	(9,752)	(10,344)

Total consolidated revenues	¥1,221,125	¥1,517,796

Segment profits:
Total profits for segments	¥214,034	¥249,752
Corporate gains (losses)	307	(569)
Gains (losses) related to assets or liabilities of certain VIEs	105	(2)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	4,789	3,431

Total consolidated income before income taxes	¥219,235	¥252,612

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Segment revenues:
Total revenues for segments	¥634,323	¥728,178
Revenues related to corporate assets	2,666	2,850
Revenues related to assets of certain VIEs	1,161	505
Revenues from inter-segment transactions	(4,970)	(6,034)

Total consolidated revenues	¥633,180	¥725,499

Segment profits:
Total profits for segments	¥98,692	¥115,259
Corporate gains (losses)	(192)	(529)
Gains related to assets or liabilities of certain VIEs	155	69
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	2,146	2,202

Total consolidated income before income taxes	¥100,801	¥117,001

	Millions of yen
	March 31, 2017	September 30, 2017
Segment assets:
Total assets for segments	¥8,956,872	¥9,116,160
Cash and cash equivalents, restricted cash	1,133,212	1,274,203
Allowance for doubtful receivables on direct financing leases and probable loan losses	(59,227)	(57,976)
Trade notes, accounts and other receivable	283,427	276,278
Other corporate assets	672,562	702,238
Assets of certain VIEs	245,049	115,133

Total consolidated assets	¥11,231,895	¥11,426,036

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the six months ended September 30, 2016

	Millions of yen
	Six Months Ended September 30, 2016
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥967,471	¥87,298	¥166,356	¥1,221,125
Income before Income Taxes	166,471	16,032	36,732	219,235

For the six months ended September 30, 2017

	Millions of yen
	Six Months Ended September 30, 2017
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥1,270,724	¥57,546	¥189,526	¥1,517,796
Income before Income Taxes	168,992	26,893	56,727	252,612

For the three months ended September 30, 2016

	Millions of yen
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥511,782	¥41,917	¥79,481	¥633,180
Income before Income Taxes *1	78,786	6,369	15,646	100,801

For the three months ended September 30, 2017

	Millions of yen
	Japan	The Americas *1	Other *2*3	Total
Total Revenues	¥600,013	¥27,688	¥97,798	¥725,499
Income before Income Taxes *1	76,594	14,473	25,934	117,001

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
*3

Robeco, one of the Company’s subsidiaries domiciled in the Netherlands, conducts principally an asset management business. Due to the integrated nature of such business with its customer base spread across the world, “Other” locations include the total revenues and the income before income taxes of Robeco for the six and three months ended September 30, 2016 and 2017, respectively. The revenues of Robeco aggregated on a legal entity basis were ¥47,184 million in the Americas and ¥36,867 million in Other for the six months ended September 30, 2016, and ¥50,433 million in the Americas and ¥40,320 million in Other for the six months ended September 30, 2017, and ¥22,787 million in the Americas and ¥17,095 million in Other for the three months ended September 30, 2016, and ¥25,263 million in the Americas and ¥21,111 million in Other for the three months ended September 30, 2017.